ADVISORSHARES DOUBLELINE VALUE EQUITY ETF

Schedule of Investments

March 31, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 97.7%

Aerospace/Defense – 4.4%
Boeing Co. (The)*	5,583	$1,069,145
Raytheon Technologies Corp.	9,843	975,146
Total Aerospace/Defense		2,044,291

Agriculture – 2.1%
Philip Morris International, Inc.	10,505	986,840

Banks – 10.8%
Citigroup, Inc.	25,911	1,383,647
Citizens Financial Group, Inc.	20,242	917,570
State Street Corp.	12,898	1,123,674
Wells Fargo & Co.	33,593	1,627,917
Total Banks		5,052,808

Beverages – 1.7%
PepsiCo, Inc.	4,880	816,814

Biotechnology – 0.9%
BioMarin Pharmaceutical, Inc.*	5,704	439,778

Chemicals – 3.3%
DuPont de Nemours, Inc.	12,285	903,930
International Flavors & Fragrances, Inc.	4,863	638,658
Total Chemicals		1,542,588

Commercial Services – 1.7%
Herc Holdings, Inc.	4,724	789,333

Computers – 2.2%
KBR, Inc.	18,717	1,024,381

Diversified Financial Services – 4.2%
Capital One Financial Corp.	4,953	650,279
Intercontinental Exchange, Inc.	9,955	1,315,255
Total Diversified Financial Services		1,965,534

Electronics – 4.5%
Flex Ltd.*	30,842	572,119
nVent Electric PLC	22,545	784,115
Vontier Corp.	29,446	747,634
Total Electronics		2,103,868

Food – 3.7%
Mondelez International, Inc., Class A	15,790	991,296
US Foods Holding Corp.*	19,575	736,608
Total Food		1,727,904

Healthcare - Products – 4.0%
Alcon, Inc. (Switzerland)(a)	9,264	734,913
Medtronic PLC	10,508	1,165,863
Total Healthcare - Products		1,900,776

Healthcare - Services – 2.6%
Anthem, Inc.	2,494	1,225,103

Insurance – 6.7%
Chubb Ltd.	5,795	1,239,551
Markel Corp.*	492	725,818
Prudential Financial, Inc.	9,779	1,155,584
Total Insurance		3,120,953

Internet – 5.2%
Alphabet, Inc., Class A*	547	1,521,398
Amazon.com, Inc.*	120	391,194
Meta Platforms, Inc., Class A*	2,272	505,202
Total Internet		2,417,794

Media – 3.6%
Comcast Corp., Class A	22,993	1,076,532
Discovery, Inc., Class A*	23,984	597,682
Total Media		1,674,214

Mining – 1.3%
Arconic Corp.*	24,541	628,740

Oil & Gas – 7.2%
Chevron Corp.	9,176	1,494,128
EOG Resources, Inc.	9,752	1,162,731
Valero Energy Corp.	7,317	742,968
Total Oil & Gas		3,399,827

Pharmaceuticals – 9.9%
AstraZeneca PLC (United Kingdom)(b)	19,599	1,300,198
Cigna Corp.	4,363	1,045,418
CVS Health Corp.	10,862	1,099,343
Sanofi (France)(b)	23,649	1,214,140
Total Pharmaceuticals		4,659,099

REITS – 2.6%
American Tower Corp.	2,424	608,957
Boston Properties, Inc.	4,612	594,026
Total REITS		1,202,983

Retail – 4.8%
Advance Auto Parts, Inc.	3,651	755,611
Dollar General Corp.	2,995	666,777
TJX Cos., Inc. (The)	13,868	840,123
Total Retail		2,262,511

Semiconductors – 1.8%
KLA Corp.	1,085	397,175
Microchip Technology, Inc.	5,836	438,517
Total Semiconductors		835,692

Software – 4.1%
Fidelity National Information Services, Inc.	5,748	577,214
Microsoft Corp.	4,398	1,355,948
Total Software		1,933,162

Telecommunications – 2.9%
Verizon Communications, Inc.	26,510	1,350,419

Transportation – 1.5%
Norfolk Southern Corp.	2,545	725,885

Total Common Stocks
(Cost $38,084,070)		45,831,297

MONEY MARKET FUND – 2.3%
Allspring Government Money Market Fund - Institutional Class, 0.12%(c)
(Cost $1,070,810)	1,070,810	1,070,810

Total Investments – 100.0%
(Cost $39,154,880)		46,902,107
Liabilities in Excess of Other Assets – (0.0)%**		(4,433)
Net Assets – 100.0%		$46,897,674

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.
**	Less than 0.05%.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $720,158; the aggregate market value of the collateral held by the fund is $778,505. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $778,505.
(b)	American Depositary Receipt.
(c)	Rate shown reflects the 7-day yield as of March 31, 2022.

ADVISORSHARES DOUBLELINE VALUE EQUITY ETF

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2022, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$45,831,297	$–	$–	$45,831,297
Money Market Fund	1,070,810	–	–	1,070,810
Total	$46,902,107	$–	$–	$46,902,107

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	4.4%
Agriculture	2.1
Banks	10.8
Beverages	1.7
Biotechnology	0.9
Chemicals	3.3
Commercial Services	1.7
Computers	2.2
Diversified Financial Services	4.2
Electronics	4.5
Food	3.7
Healthcare - Products	4.0
Healthcare - Services	2.6
Insurance	6.7
Internet	5.2
Media	3.6
Mining	1.3
Oil & Gas	7.2
Pharmaceuticals	9.9
REITS	2.6
Retail	4.8
Semiconductors	1.8
Software	4.1
Telecommunications	2.9
Transportation	1.5
Money Market Fund	2.3
Total Investments	100.0
Liabilities in Excess of Other Assets	(0.0)**
Net Assets	100.0%

**	Less than 0.05%.